11. Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2019
Right-of-use Asset
Right-of-use asset
12.31.19
Total right-of-use asset by leases	260,937

The development of right-of-use assets is as follows:

12.31.19
Balance at beginning of year	-
Incorporation by adoption of IFRS 16	421,991
Additions	3,062
Depreciation for the year	(164,116)
Balance at end of the year	260,937